CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FROM OPERATIONS
Investment income, net	$ 489.8	$ 395.7	$ 368.2
Net realized gain (loss) on investments	99.7	(331.4)	(62.1)
Net change in unrealized appreciation on investments and mortgage loans payable	1,528.7	1,391.6	1,073.3
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,118.2	1,455.9	1,379.4
FROM PARTICIPANT TRANSACTIONS
Premiums	2,432.6	2,439.0	2,068.4
Liquidity units redeemed—Note 3		(325.4)	(940.3)
Annuity payments	(31.6)	(28.3)	(25.1)
Withdrawals and death benefits	(1,598.1)	(1,494.4)	(1,148.5)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PARTICIPANT TRANSACTIONS	802.9	590.9	(45.5)
NET INCREASE IN NET ASSETS	2,921.1	2,046.8	1,333.9
NET ASSETS
Beginning of period	16,907.9	14,861.1	13,527.2
End of period	$ 19,829.0	$ 16,907.9	$ 14,861.1